Organization - Stock Offerings - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			36 Months Ended	65 Months Ended		1 Months Ended					65 Months Ended		1 Months Ended	30 Months Ended			19 Months Ended
	Oct. 24, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 11, 2009	Dec. 31, 2011 Offering	Aug. 11, 2006	Oct. 24, 2013 Subsequent Event	Sep. 30, 2013 Common Class A	Sep. 23, 2013 Common Class A	Dec. 31, 2012 Common Class A	Dec. 31, 2011 Common Class A	Dec. 31, 2011 Public Offerings and 2010 German Offering	Aug. 11, 2006 IPO	Feb. 13, 2012 Follow-On Offering	Feb. 13, 2012 Follow-On Offering	Mar. 31, 2012 Follow-On Offering	Aug. 06, 2009 Follow-On Offering	Aug. 06, 2011 2010 German Offering	Jan. 02, 2010 2010 German Offering	Aug. 06, 2009 Primary Offering	Aug. 11, 2006 Primary Offering IPO	Jan. 02, 2010 Primary Offering 2010 German Offering	Aug. 06, 2009 Distribution Reinvestment Plan	Jan. 02, 2010 Distribution Reinvestment Plan 2010 German Offering
Class of Stock [Line Items]
Number of continuous non-listed public offerings									2
Proceeds from issuance of common stock			$ 0	$ 4,062,647	$ 4,062,647	$ 54,511,310	$ 54,463,267									$ 307,200,000		$ 4,100,000	$ 123,800,000			$ 8,500,000
Payments of commissions on stock sales and related dealer-manager fees			0	447,744	447,744	4,266,801	3,726,916									24,700,000
Payments of Stock Issuance Costs			542,846	83,739	83,739	625,820	429,501									1,400,000
Placement and structuring agent fees					0	93,264	303,109									400,000
Payments for Repurchase of Common Stock		198,355	480,155	743,115	743,115	892,901	859,555									2,600,000
Net Proceeds from Issuance of Common Stock																278,100,000
Public offering amount of Class A common stock													172,500,000
10 to 1 reverse stock split ratio	0.10										0.1
Common stock shares reserved for future issuance										4,000,000							34,000,000				88,400,000		4,600,000	80,000,000	30,000,000	4,200,000	8,400,000	400,000
Share price (in dollars per share)																								$ 25.00	$ 25.00	$ 24.13	$ 23.88	$ 23.88
Proceeds from issuance initial public offering								$ 174,900,000
Common stock, shares issued								7,000,000				3,172,454		3,180,063	31,146,527			200,000	200,000	5,000,000		400,000